Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2032
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99972
Maximum Aggregate Offering Price	$ 899,748,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 78,278.08
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.900% Senior Notes due 2037
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99719
Maximum Aggregate Offering Price	$ 897,471,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 78,079.98
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.550% Senior Notes due 2057
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99862
Maximum Aggregate Offering Price	$ 898,758,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 78,191.95
Offering Note	See Note 1.